Leases - Amounts recognised in cash flow statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases
Total cash outflow for leases	$ (3,219)	$ (1,599)	$ (657)
Total	$ (3,219)	$ (1,599)	$ (657)